Form N-CSR Cover	12 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report